Shareholders' Equity - Movements in the number of RSUs outstanding (Details) - EquityInstruments	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shareholders Equity
Number of RSUs, Beginning balance	166,306	370,962	536,118
Number of RSUs, Granted		52,319	353,116
Number of RSUs, Forfeited	(17,775)	(66,881)	(371,102)
Number of RSUs, Released	(94,962)	(190,094)	(147,170)
Number of RSUs, Ending balance	53,569	166,306	370,962